Note 4 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Income Statement [Member]
Note 4 - Discontinued Operations (Tables) [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Year ended December 31, 2011
RMB
Net revenues	65,854
Profit before tax	2,062
Gain on the disposal of Datong	177,949
Income tax	(52,458)
Net income from discontinued operations	127,553

Balance Sheet [Member]
Note 4 - Discontinued Operations (Tables) [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
ASSET:
Current assets:	RMB
Cash and cash equivalents	23,607
Other current assets	107,826
Goodwill and intangible assets, net	201,704
Other non-current assets	21,571
Assets of discontinued operation	354,708

Current liabilities	88,258
Non-current liabilities	3,829
Liabilities of discontinued operation	92,087
Noncontrolling interest	16,127